Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	H1
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31